Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000012360
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Australia/New Zealand Fund
Accumulated Value	$ 10,000		$ 12,251	$ 13,261	$ 13,055	$ 13,897	$ 14,410	$ 19,053	$ 13,457	$ 12,005	$ 13,231	$ 15,507
C000105717
Account Value [Line Items]
Line Graph and Table Measure Name		Africa Fund
Accumulated Value	10,000		9,833	10,799	9,578	9,543	7,511	10,694	9,241	8,834	12,070	15,118
C000012361
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Japan Fund
Accumulated Value	10,000		10,242	11,576	11,091	12,485	12,212	13,364	9,569	10,801	11,982	13,609
C000012362
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Global Fund
Accumulated Value	10,000		10,014	11,476	11,042	11,878	12,148	15,838	12,643	12,834	15,738	16,755
C000012363
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Real Estate Securities Fund
Accumulated Value	10,000		10,007	11,584	10,697	12,747	11,292	15,978	12,606	12,808	17,721	16,665
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		10,022	12,391	11,370	12,651	12,321	15,975	12,025	13,477	16,756	20,933
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		10,927	13,817	12,087	13,521	14,636	17,119	11,807	13,083	16,394	20,971
Tokyo Stock Price Index
Account Value [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index
Accumulated Value	10,000		10,513	12,567	12,009	13,061	13,093	15,545	11,812	13,878	16,920	21,160
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index Net
Accumulated Value	10,000		10,205	12,572	12,507	14,082	14,770	20,277	16,230	17,934	23,816	29,208
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Accumulated Value	10,000		10,682	11,275	11,466	14,175	11,197	16,986	13,796	12,980	17,714	17,652
Australian All Ordinaries Index
Account Value [Line Items]
Line Graph and Table Measure Name		Australian All Ordinaries Index
Accumulated Value	10,003		11,516	13,579	13,103	15,433	14,846	20,719	17,274	17,857	23,452	26,549
NZX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		NZX 50 Index
Accumulated Value	9,999		12,265	13,732	14,054	17,028	19,667	23,095	16,249	15,422	18,567	19,092
Dow Jones Africa Titans 50 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Africa Titans 50 Index
Accumulated Value	$ 10,000		$ 10,679	$ 11,761	$ 10,628	$ 11,670	$ 10,783	$ 12,896	$ 9,875	$ 10,068	$ 12,711	$ 18,523